Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Instruments
17. Financial Instruments
Fair value
The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 and 2020:

	Fair value measurements
	Total	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)
	RMB	RMB	RMB
As of December 31, 2019
Time deposits	1,325,737	1,325,737	—
Short-term investments	121,126	—	121,126

Total	1,446,863	1,325,737	121,126

As of December 31, 2020
Time deposits	263	263	—
Short-term investments	584,999	—	584,999

Total	585,262	263	584,999

The rates of interest under the loan agreements from NetEase Group with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.